INSTITUTIONAL SHARES | U.S. Targeted Value Portfolio
U.S. Targeted Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	INSTITUTIONAL SHARES U.S. Targeted Value Portfolio Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		INSTITUTIONAL SHARES U.S. Targeted Value Portfolio Institutional Class
Management Fee		0.35%
Other Expenses		0.02%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.40%
[1]	Since the “Acquired Fund Fees and Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, and therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Financial Highlights.

Example
This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES U.S. Targeted Value Portfolio Institutional Class	41	128	224	505

Portfolio Turnover
The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio’s performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio’s portfolio turnover rate was 10% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable securities of U.S. small and mid cap companies that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. As of December 31, 2014, companies smaller than the 500th largest U.S. company fall in the lowest 17% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. As of December 31, 2014, the market capitalization of a company smaller than the 500th largest U.S. company was approximately $8,020 million or below. This dollar amount will change due to market conditions.

The U.S. Targeted Value Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Targeted Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the U.S. Targeted Value Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Targeted Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Targeted Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
U.S. Targeted Value Portfolio Institutional Class Shares Total Returns (%)

January 2005-December 2014
Highest Quarter	Lowest Quarter
24.49 (7/09-9/09)	-27.48 (10/08-12/08)

Periods ending December 31, 2014 Annualized Returns (%)
Average Annual Total Returns INSTITUTIONAL SHARES U.S. Targeted Value Portfolio	One Year	Five Years	Ten Years
Institutional Class	2.94%	16.23%	8.32%
Institutional Class Return After Taxes on Distributions	1.56%	15.20%	7.30%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	2.65%	13.09%	6.62%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	4.22%	14.26%	6.89%